Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense And Other Assets [Abstract]
Current	$ 7,477	$ 7,828
Non-current	2,116
Total of prepayments and other assets	$ 9,593	$ 7,828